Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Suppliers (Detail) $ in Thousands, in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services		$ 695,245,970	$ 573,711,905
Total	627,958,022	627,958,022	599,263,208
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services		260,389,102	164,394,740
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services		150,726,894	220,585,729
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services		284,129,974	188,731,436
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase		248,713,288	232,095,186
Suppliers for the purchase of fuels and gas		36,735,748	55,179,023
Accounts payable for goods and services		294,413,582	183,849,044
Accounts payable for the purchase of assets		115,383,352	102,588,652
Total		695,245,970	573,711,905
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Accounts payable for goods and services		202,897,547	81,807,039
Accounts payable for the purchase of assets		57,491,555	82,587,701
Total		260,389,102	164,394,740
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase		22,475,111	63,364,701
Suppliers for the purchase of fuels and gas		36,735,748	55,179,023
Accounts payable for goods and services		91,516,035	102,042,005
Total		150,726,894	220,585,729
Up-to-date Payments [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase		226,238,177	168,730,485
Accounts payable for the purchase of assets		57,891,797	20,000,951
Total		$ 284,129,974	$ 188,731,436